Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue (Note 15)		$ 43,643	$ 16,323
Depletion of royalty interests (Note 8)		(16,334)	(7,218)
Gross profit		27,309	9,105
General and administrative expenses (Note 16)	[1]	(16,467)	(7,396)
Royalty generation expenses, net (Note 17)		(1,058)	0
Share-based compensation expense (Note 14)		(2,436)	(1,388)
Share of profit of associates (Note 9)		2,203	2,036
Gains (losses) on disposals (Note 6, 9, and, 12)		(2,253)	373
Impairment charges (Note 9)		(2,017)	(436)
Profit from operations		5,281	2,294
Other income and expenses
Interest income		731	198
Interest and finance expenses (Note 12)		(478)	(2,028)
Gain (loss) on revaluation of financial instruments (Note 7 and 11)		769	(5)
Foreign exchange loss		(23)	(54)
Other income		0	604
Income before income taxes		6,280	1,009
Total income tax expense		(4,508)	(1,321)
Profit (loss) from continuing operations		1,772	(312)
Net loss of discontinued operations		0	(52)
Total net income (loss)		1,772	(364)
Gain on revaluation of digital currency (Note 7)
Gain on revaluation of digital currency (Note 7)		99	0
Foreign currency translation adjustment		(12)	136
Other comprehensive income		87	136
Total comprehensive income (loss)		$ 1,859	$ (228)
Income (loss) per share
Continuing operations - basic (in dollars per share)		$ 0.06	$ (0.02)
Continuing operations - diluted (in dollars per share)		0.06	(0.02)
Discontinued operations - basic (in dollars per share)		0.00	0.00
Discontinued operations - diluted (in dollars per share)		$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic (in shares)		29,975,215	20,429,742
Weighted average number of common shares outstanding - diluted (in shares)		31,596,448	20,429,742

[1]	Certain comparative figures have been reclassified to general and administrative expenses to conform to current year presentation as illustrated in Note 16